Schedule of reconciliation between the statutory tax rate to the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (6,205,749)	$ (8,478,295)	$ (1,307,693)	$ 1,987,887
Singapore income tax rate	(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses	0.50%	0.50%	0.60%
Income not subject to tax	0.00%	0.00%	(0.90%)
Effect on different tax rate in different countries	12.40%	12.40%	14.30%
Under provision of current taxation in respect of prior year	0.10%	0.10%	3.50%
Others	6.00%	6.00%	(0.50%)
Effective tax rate	2.00%	2.00%	0.00%
Effective Income Tax Rate Reconciliation, Percent	2.00%	2.00%	0.00%